Vessels, Port Terminals and Other Fixed Assets, Net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Balance	$ 1,809,225
Write offs	200,657	$ 50,565	$ 0
Revaluation of vessels due to termination of capital lease obligation	0	5,243	0
Transfers from deposits for vessels, port terminals and other fixed assets	49,421	137,357	0
Transfers to other long-term assets	(26)	0	0
Balance	1,898,455	1,809,225
Cost
Property Plant And Equipment [Line Items]
Balance	2,553,047	2,529,488	2,434,639
Vessels upon obtaining control	376,133
Additions	12,354	11,122	65,154
Vessel acquisition	47,148
Impairment losses	(411,265)	(104,157)
Vessel disposals	(101,717)
Disposals	(156)	(15,488)
Write offs	(329)	(32)
Revaluation of vessels due to termination of capital lease obligation		(5,243)
Transfers			29,695
Transfers from deposits for vessels, port terminals and other fixed assets	49,421	137,357
Transfers to other long-term assets	(26)
Balance	2,524,610	2,553,047	2,529,488
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(743,822)	(708,387)	(610,678)
Vessels upon obtaining control	(882)
Additions	(93,789)	(97,114)	(97,709)
Vessel acquisition	(493)
Impairment losses	212,399	58,034
Disposals	137	3,613
Write offs	295	32
Balance	(626,155)	(743,822)	(708,387)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,809,225	1,821,101	1,823,961
Vessels upon obtaining control	375,251
Additions	(81,435)	(85,992)	(32,555)
Vessel acquisition	46,655
Impairment losses	(198,866)	(46,123)
Vessel disposals	(101,717)
Disposals	(19)	(11,875)
Write offs	(34)
Revaluation of vessels due to termination of capital lease obligation		(5,243)
Transfers			29,695
Transfers from deposits for vessels, port terminals and other fixed assets	49,421	137,357
Transfers to other long-term assets	(26)
Balance	1,898,455	1,809,225	1,821,101
Vessels | Cost
Property Plant And Equipment [Line Items]
Balance	1,814,965	1,930,950	1,841,140
Additions	398		60,115
Vessel acquisition	22,385
Impairment losses	(411,265)	(104,157)
Vessel disposals	(101,717)
Disposals		(11,828)
Transfers			29,695
Balance	1,324,766	1,814,965	1,930,950
Vessels | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(536,518)	(521,535)	(447,688)
Additions	(66,405)	(73,017)	(73,847)
Vessel acquisition	(458)
Impairment losses	212,399	58,034
Balance	(390,982)	(536,518)	(521,535)
Vessels | Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,278,447	1,409,415	1,393,452
Additions	(66,007)	(73,017)	(13,732)
Vessel acquisition	21,927
Impairment losses	(198,866)	(46,123)
Vessel disposals	(101,717)
Disposals		(11,828)
Transfers			29,695
Balance	933,784	1,278,447	1,409,415
Port Terminals (Navios Logistics) | Cost
Property Plant And Equipment [Line Items]
Balance	251,641	109,224	108,686
Additions	2,530	5,060	2,051
Disposals	(156)
Transfers			(1,513)
Transfers from deposits for vessels, port terminals and other fixed assets		137,357
Transfers from oil storage plant and port facilities for liquid cargoes	(629)
Transfers to other long-term assets	(26)
Balance	253,360	251,641	109,224
Port Terminals (Navios Logistics) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(32,628)	(27,391)	(23,898)
Additions	(7,284)	(5,237)	(3,493)
Disposals	137
Balance	(39,775)	(32,628)	(27,391)
Port Terminals (Navios Logistics) | Net Book Value
Property Plant And Equipment [Line Items]
Balance	219,013	81,833	84,788
Additions	(4,754)	(177)	(1,442)
Disposals	(19)
Transfers			(1,513)
Transfers from deposits for vessels, port terminals and other fixed assets		137,357
Transfers from oil storage plant and port facilities for liquid cargoes	(629)
Transfers to other long-term assets	(26)
Balance	213,585	219,013	81,833
Tanker vessels, barges and pushboats (Navios Logistics) | Cost
Property Plant And Equipment [Line Items]
Balance	472,081	475,378	470,944
Additions	3,581	5,531	738
Disposals		(3,585)
Revaluation of vessels due to termination of capital lease obligation		(5,243)
Transfers	629		3,696
Transfers from deposits for vessels, port terminals and other fixed assets	49,421
Balance	525,712	472,081	475,378
Tanker vessels, barges and pushboats (Navios Logistics) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(164,056)	(150,038)	(131,144)
Additions	(18,528)	(17,603)	(18,894)
Disposals		3,585
Balance	(182,584)	(164,056)	(150,038)
Tanker vessels, barges and pushboats (Navios Logistics) | Net Book Value
Property Plant And Equipment [Line Items]
Balance	308,025	325,340	339,800
Additions	(14,947)	(12,072)	(18,156)
Revaluation of vessels due to termination of capital lease obligation		(5,243)
Transfers	629		3,696
Transfers from deposits for vessels, port terminals and other fixed assets	49,421
Balance	343,128	308,025	325,340
Containerships (Navios Containers) | Cost
Property Plant And Equipment [Line Items]
Balance	0
Vessels upon obtaining control	376,133
Vessel acquisition	24,763
Balance	400,896	0
Containerships (Navios Containers) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	0
Vessels upon obtaining control	(882)
Vessel acquisition	(35)
Balance	(917)	0
Containerships (Navios Containers) | Net Book Value
Property Plant And Equipment [Line Items]
Balance	0
Vessels upon obtaining control	375,251
Vessel acquisition	24,728
Balance	399,979	0
Other fixed assets | Cost
Property Plant And Equipment [Line Items]
Balance	14,360	13,936	13,869
Additions	5,845	531	2,250
Disposals		(75)
Write offs	(329)	(32)
Transfers			(2,183)
Balance	19,876	14,360	13,936
Other fixed assets | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(10,620)	(9,423)	(7,948)
Additions	(1,572)	(1,257)	(1,475)
Disposals		28
Write offs	295	32
Balance	(11,897)	(10,620)	(9,423)
Other fixed assets | Net Book Value
Property Plant And Equipment [Line Items]
Balance	3,740	4,513	5,921
Additions	4,273		775
Additions		(726)
Disposals		(47)
Write offs	(34)
Transfers			(2,183)
Balance	$ 7,979	$ 3,740	$ 4,513